Supplement dated October 30, 2000 to the currently
          effective Prospectus and Statement of Additional Information of each of the funds listed below

                                  STOCK FUNDS
                                  -----------
                              Kobrick Capital Fund
                          Kobrick Emerging Growth Fund
                              Kobrick Growth Fund
                              Nvest Balanced Fund
                              Nvest Bullseye Fund
                           Nvest Capital Growth Fund
                            Nvest Equity Income Fund
                          Nvest Growth and Income Fund
                               Nvest Growth Fund
                        Nvest International Equity Fund
                            Nvest Star Advisers Fund
                           Nvest Star Small Cap Fund
                             Nvest Star Value Fund
                           Nvest Star Worldwide Fund

                                   BOND FUNDS
                                   ----------
                             Nvest Bond Income Fund
                        Nvest Government Securities Fund
                             Nvest High Income Fund
              Nvest Intermediate Term Tax Free Fund of California
                    Nvest Limited Term U.S. Government Fund
                    Nvest Massachusetts Tax Free Income Fund
                          Nvest Municipal Income Fund
                     Nvest Short Term Corporate Income Fund
                          Nvest Strategic Income Fund

                               MONEY MARKET FUNDS
                               ------------------
                         Nvest Cash Management Trust -
                              Money Market Series
                      Nvest Tax Exempt Money Market Trust

     CDC Asset Management, the investment management arm of France's Caisse des Depots Group, has completed its acquisition of Nvest, L.P. and Nvest Companies, L.P. As a result CDC Asset Management owns, directly or indirectly, a control-

                         CONTINUED ON THE REVERSE SIDE
ling interest in certain Nvest affiliates, namely, Nvest Funds Management, L.P.; Back Bay Advisors, L.P.; Capital Growth Management Limited Partnership; Harris Associates L.P.; Jurika & Voyles, L.P.; Kobrick Funds LLC; Loomis, Sayles & Company, L.P.; Vaughan, Nelson, Scarborough & McCullough, L.P.; and Westpeak Investment Advisors, L.P. (collectively, the "Nvest Affiliates"), each of which serves as investment adviser or sub-adviser to one or more of the above-named funds.

     The Nvest-CDC Asset Management transaction involved a change of ownership of Nvest which may be deemed to have caused a "change of control" of the Nvest Affiliates, even though the Nvest Affiliates' operations did not change as a result. As required by the Investment Company Act of 1940, which regulates investment companies such as your Fund, each Fund's shareholders approved new investment advisory and/or sub-advisory agreement(s) for the Fund to assure that there is no interruption in the services the Nvest Affiliates provide to the Fund. Each new investment advisory and sub-advisory agreement is effective as of October 30, 2000.


                                                                      SP119-1000